SHARE-BASED COMPENSATION - Summary of information with respect to share Options outstanding (Details) - Renren stock options [Member]	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Options outstanding
Number outstanding (in shares) | shares	138,724,521
Weighted average intrinsic value | $	$ 13,137,000
Options exercisable
Number of exercisable (in shares) | shares	130,442,760
Weighted average intrinsic value | $	$ 12,353,000
Stock Options Exercise Price Range 0.06 [Member]
Options outstanding
Number outstanding (in shares) | shares	138,724,521
Weighted average remaining contractual life	3 years 5 months 1 day
Weighted average exercise price (in dollars per share)	$ 0.06
Weighted average intrinsic value | $	$ 13,137,000
Options exercisable
Number of exercisable (in shares) | shares	130,442,760
Weighted average remaining contractual life	3 years 3 months 22 days
Weighted average exercise price (in dollars per share)	$ 0.01
Weighted average intrinsic value | $	$ 12,353,000
Range of exercise price from $0.01-$0.18 [Member]
Information with respect to share options outstanding [Line Items]
Low end of range of exercise prices (in dollars per share)	$ 0.01
Range of exercise price from $0.3 [Member] | Chime Plan
Information with respect to share options outstanding [Line Items]
Low end of range of exercise prices (in dollars per share)	$ 0.03
Options outstanding
Number outstanding (in shares) | shares	4,701,097
Weighted average remaining contractual life	9 years 6 months 4 days
Weighted average exercise price (in dollars per share)	$ 0.0300
Weighted average intrinsic value | $	$ 22,384.0000
Options exercisable
Number of exercisable (in shares) | shares	3,599,903
Weighted average remaining contractual life	9 years 6 months 4 days
Weighted average exercise price (in dollars per share)	$ 0.0300
Weighted average intrinsic value | $	$ 17,141.0000
Range of exercise price from $0.2 [Member] | Trucker Path Plan
Information with respect to share options outstanding [Line Items]
Low end of range of exercise prices (in dollars per share)	$ 0.02
Options outstanding
Number outstanding (in shares) | shares	3,588,181
Weighted average remaining contractual life	9 years 6 months 4 days
Weighted average exercise price (in dollars per share)	$ 0.0200
Weighted average intrinsic value | $	$ 17,117.0000
Options exercisable
Number of exercisable (in shares) | shares	3,217,819
Weighted average remaining contractual life	9 years 6 months 4 days
Weighted average exercise price (in dollars per share)	$ 0.0200
Weighted average intrinsic value | $	$ 15,350.0000